OFFICE AND MISCELLANEOUS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
OFFICE AND MISCELLANEOUS
16.	OFFICE AND MISCELLANEOUS

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Advertising, Marketing, and Investor Relations	$908,684	$322,381	$1,436,898	$546,366
Compliance fees	186,944	263,170	302,575	298,953
Business development	966,385	141,693	1,538,974	292,558
General freight	117,981	120,132	236,808	196,741
Subscription, membership & IT support	254,741	163,594	436,922	237,738
Rent	92,237	24,525	144,144	60,299
Shop Supplies	131,041	35,333	305,103	53,540
General office	263,314	87,676	406,011	192,966
	$2,921,327	$1,158,504	$4,807,435	$1,879,161